Income Taxes - Summary of Income Before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
U.S. (including exports)									$ (492)	$ 244	$ 224
International									304	306	352
(Loss) income before income taxes	$ (121)	$ (107)	$ (18)	$ 58	$ 120	$ 143	$ 155	$ 132	$ (188)	$ 550	$ 576